Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes
10.  Income Taxes

Income taxes from continuing operations included in our accompanying consolidated statements of income were as follows (in millions, except percentages):

	Nine Months Ended September 30,
	2011	2010

Income tax expense (benefit)	$250.2	$(29.1)
Effective tax rate	40.5%	(27.9)%

The effective tax rate for the nine months ended September 30, 2011 is higher than the statutory federal rate of 35% primarily due to (i) the net effect of consolidating KMP; (ii) state income taxes; (iii) the impact of non tax-deductible costs incurred to facilitate the initial public offering; and (iv) an adjustment to the deferred tax liability related to our investment in KMP.  These increases were partially offset by (i) a dividends received deduction from our 20% ownership interest in NGPL and (ii) adjustments to our income tax reserve for uncertain tax positions, due primarily to expiration of statute of limitations.  Our effective tax rate for the same period of 2010 was lower than the statutory federal rate of 35% primarily due to (i) the net effect of consolidating KMP; (ii) a dividend received deduction from our 20% ownership interest in NGPL and (iii) an adjustment to the deferred tax liability related to our investment in NGPL.  These decreases are partially offset by (i) state income taxes, and (ii) adjustments to our income tax reserve for uncertain tax positions.

4.  Income Taxes

The components of income (loss) before income taxes from continuing operations are as follows (in millions):

	Year Ended December 31,
	2010	2009	2008
United States	$394.9	$1,023.3	$(2,978.7)
Foreign	73.0	76.1	80.7
Total	$467.9	$1,099.4	$(2,898.0)

Components of the income tax provision applicable to continuing operations for federal and state income taxes are as follows (in millions):

	Year Ended December 31,
	2010	2009	2008
Current tax provision
Federal	$152.5	$248.9	$786.6
State	9.7	17.0	18.6
Foreign	3.5	0.1	(4.5)
	165.7	266.0	800.7

Deferred tax provision
Federal	(38.0)	29.9	(439.5)
State	29.2	0.2	11.5
Foreign	10.7	30.5	(68.4)
	1.9	60.6	(496.4)
Total tax provision	$167.6	$326.6	$304.3

The difference between the statutory federal income tax expense (and rate) and our actual income tax expense (and effective income tax rate) is summarized as follows (in millions, except percentages):

	Year Ended December 31,
	2010			2009			2008
Federal income tax	$163.8	35.0%		$384.8	35.0%		$(1,014.3)	(35.0	) %
Increase (decrease) as a result of:
Nondeductible goodwill impairment	-	-		-	-		1,411.7	48.7%
Deferred tax liability on KMI Investment in KMR	79.5	17.0%		-	-		-	-
State deferred tax rate change	17.4	3.7%		(10.4)	(0.9	) %	17.8	0.6%
Taxes on foreign earnings	14.1	3.0%		30.2	2.7%		(68.2)	(2.4	) %
Net effects of consolidating KMP's U.S. income tax provision	(105.7)	(22.6	) %	(93.5)	(8.5	) %	(77.4)	(2.7	) %
State income tax, net of federal benefit	16.2	3.5%		24.6	2.2%		17.1	0.6%
Adjustment to KMI's investment in NGPL	(8.1)	(1.7	) %	-	-		-	-
Adjustment to employee benefit plan	(4.9)	(1.0	) %	-	-		-	-
Dividend received deduction	(10.9)	(2.3	) %	(16.9)	(1.5	) %	(15.6)	(0.5	) %
Other	6.2	1.2%		7.8	0.7%		33.2	1.2%
Total	$167.6	35.8%		$326.6	29.7%		$304.3	10.5%

As part of our dividend policy, after our initial public offering (See Note 10 – Subsequent Events – Initial Public Offering) we intend periodically to sell the KMR shares we receive as distributions from KMR. Since we no longer expect to recover our investment in KMR in a tax-free manner, a deferred tax liability was recorded resulting in a $79.5 million increase to income tax expense in 2010.

Deferred tax assets and liabilities result from the following (in millions):

	December 31,
	2010	2009
Deferred tax assets
Employee benefits	$66.3	$57.6
Book accruals	11.1	25.3
Net operating and capital loss carryforwards	58.4	11.4
Interest rate and currency swaps	19.8	24.3
Other	13.3	25.9
Total deferred tax assets	168.9	144.5
Deferred tax liabilities
Property, plant and equipment	265.3	239.9
Investments	1,904.8	1,880.2
Book accruals	15.8	4.7
Derivative instruments	12.0	12.5
Debt adjustment	19.6	19.4
Other	8.0	9.5
Total deferred tax liabilities	2,225.5	2,166.2
Net deferred tax liabilities	$2,056.6	$2,021.7

Current deferred tax asset	$36.1	$14.2
Non-current deferred tax liability	2,092.7	2,035.9
Net deferred tax liabilities	$2,056.6	$2,021.7

KMP, through its corporate subsidiaries, has federal, state and foreign net operating loss carryforwards for which deferred tax assets of approximately $17.8 million have been recorded. These net operating loss carryforwards will expire between 2014 and 2030. We believe that KMP's subsidiaries will be able to generate sufficient taxable income in the future to utilize all of its net operating loss carryforwards. Therefore, no valuation allowance has been recorded for the deferred tax assets associated with these net operating loss carryforwards as of December 31, 2010.

In 2010, we sold certain assets that generated a capital loss of approximately $116.0 million. The capital loss will be carried back and a current deferred tax asset of approximately $40.6 million will be realized as a result of the carryback. As we have sufficient capital gains from prior years to offset this capital loss, no valuation allowance for the deferred tax asset has been recorded.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based not only on the technical merits of the tax position based on tax law, but also the past administrative practices and precedents of the taxing authority.  The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution.

A reconciliation of our gross unrecognized tax benefit excluding interest and penalties for the years ended December 31, 2010, 2009 and 2008 is as follows (in millions):

	2010	2009	2008
Balance at beginning of period	$52.0	$26.2	$41.5
Additions based on current year tax positions	-	1.4	2.1
Additions based on prior year tax positions	12.0	19.3	15.9
Settlements with taxing authority	(2.2)	14.0	(10.2)
Changes due to lapse in statue of limitations	0.6	(8.9)	(3.7)
Reductions for tax positions related to prior year	(9.5)	-	(19.4)
Balance at end of period	$52.9	$52.0	$26.2

Our continuing practice is to recognize interest and/or penalties related to income tax matters in income tax expense, and as of December 31, 2010, we had $4.1 million of accrued interest and $0.6 million in accrued penalties. As of December 31, 2009, we had $6.5 million of accrued interest and $0.8 million in accrued penalties. As of December 31, 2008, we had $2.9 million of accrued interest and $0.8 million of accrued penalties.  In addition, we believe it is reasonably possible that our liability for unrecognized tax benefits will increase by $0.3 million during the next year, and that approximately $53.3 million included in the total $52.9 million of unrecognized tax benefits, if recognized, would affect our effective tax rate in future periods. Such amounts exclude interest, while the latter amount of $52.9 million includes both temporary and permanent differences.

We are subject to taxation, and have tax years open to examination for the periods 2007-2010 in the United States, 2005-2010 in Mexico, 2006-2010 in Canada, and 2005-2010 in various states.